Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-term Debt (Parenthetical) (Detail)	1 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended														9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended
	Apr. 21, 2010 6.5% Senior Notes due November 2013 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2017 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member]	Apr. 05, 2011 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member]	Apr. 05, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 8.875% Senior Notes due January 2015 [Member]	Sep. 30, 2012 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2011 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2010 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2011 Intelsat S.A. [Member] 7 5/8% Senior Notes due 2012 [Member]	Dec. 31, 2010 Intelsat S.A. [Member] 7 5/8% Senior Notes due 2012 [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 11.5 % Senior Notes due 2016 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2011 Intelsat Intermediate Holding Company SA [Member] 9.25% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member] 9.25% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 Intelsat Intermediate Holding Company SA [Member] 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member] 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] Senior Secured Credit Facilities due July 2013 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] Senior Secured Credit Facilities due July 2013 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Sep. 30, 2012 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Dec. 31, 2011 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Dec. 31, 2010 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Sep. 30, 2012 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Dec. 31, 2011 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Dec. 31, 2010 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Sep. 30, 2012 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2011 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2010 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2011 Intelsat Corp [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Corp [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Corp [Member] Senior Secured Credit Facilities Due January 2014 [Member]	Dec. 31, 2010 Intelsat Corp [Member] Senior Secured Credit Facilities Due January 2014 [Member]	Dec. 31, 2011 Intelsat Corp [Member] Senior Secured Credit Facilities Due July 2012 [Member]	Dec. 31, 2010 Intelsat Corp [Member] Senior Secured Credit Facilities Due July 2012 [Member]	Dec. 31, 2011 Intelsat Corp [Member] 9.25% Senior Notes due August 2014 [Member]	Dec. 31, 2010 Intelsat Corp [Member] 9.25% Senior Notes due August 2014 [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum																						11.50%	11.50%	11.50%
Senior Notes, interest rate	6.50%	11.25%	11.25%	11.50%	11.50%	7.25%		7.50%		9.50%	9.50%	8.875%	8.875%	6.50%	6.50%	6.50%	7.625%	7.625%	11.25%	11.25%	11.25%				11.25%	11.25%	11.25%	11.50%	11.50%	9.50%	9.50%	9.50%	9.25%	9.25%	8.50%	8.50%	8.50%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.50%	7.50%	7.50%										9.25%	9.25%	9.50%	9.50%	8.50%	8.50%	8.875%	8.875%			8.875%	8.875%							10.50%	10.50%	10.50%	9.25%	9.25%					9.25%	9.25%
Variable interest rates, Maximum																						12.50%	12.50%	12.50%
Senior Notes, maturity date	2013			2016	2016	2019	2019	2021	2021	February 2015	2015	2015	2015	November 2013	November 2013	November 2013	April 2012	April 2012	February 2017	February 2017	February 2017	February 2017	February 2017	February 2017	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	November 2019	November 2019	November 2019	October 2020	October 2020	October 2020	April 2019	April 2019	April 2019	April 2021	April 2021	April 2021	February 2014	February 2014	February 2014	February 2014	February 2014	February 2014	April 2018	April 2018	April 2018	February 2015	February 2015	February 2015	February 2015	January 2013	January 2013	January 2015	January 2015	July 2013	July 2013	January 2015	January 2015	2017	2017	2017	2019	2019	2019				June 2016	June 2016	January 2014	January 2014	July 2012	July 2012	August 2014	August 2014